EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2023	$133,273	$1,040,192	$86,530	$60,343	$1,320,338
Additions	6,876	137,562	2,359	-	146,797
Disposals	(9,821)	(180,338)	-	-	(190,159)
Balance at December 31, 2024	130,328	997,416	88,889	60,343	1,276,976
Additions	9,615	22,812	-	-	32,427
Disposals	-	-	-	-	-
Balance at March 31, 2025	$139,943	$1,020,228	$88,889	$60,343	$1,309,403

Accumulated depreciation
Balance at December 31, 2023	$58,178	$545,403	$6,790	$29,166	$639,537
Charge for the year	37,881	143,885	17,845	9,354	208,965
Disposals	(3,383)	(97,685)	-	-	(101,068)
Balance at December 31, 2024	92,676	591,603	24,635	38,520	747,434
Charge for the period	8,371	37,222	4,472	1,637	51,702
Disposals	-	-	-	-	-
Balance at March 31, 2025	$101,047	$628,825	$29,107	$40,157	$799,136

Net book value:
December 31, 2024	$37,652	$405,813	$64,254	$21,823	$529,542
March 31, 2025	$38,896	$391,403	$59,782	$20,186	$510,267